Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contributions
Expense of defined contribution plans	$ 210	$ 218	$ 236
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	270	243
Of which, discretionary contributions to defined benefit pension plans	15	31
Contributions by employer, noncash	52	22
Estimated contribution by employer, next fiscal year	193
Estimated discretionary contributions by employer, next fiscal year	12
Expected future cash flows in respect of pension and other postretirement benefit plans
2017	593
2018	598
2019	578
2020	585
2021	563
Years 2022-2026	2,718
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	11	$ 15
Estimated contribution by employer, next fiscal year	13
Expected future cash flows in respect of pension and other postretirement benefit plans
2017	13
2018	13
2019	13
2020	12
2021	12
Years 2022-2026	$ 51